Wells Fargo Asset Allocation Fund	Portfolio of investments — August 31, 2020 (unaudited)

			Value

Investment Companies : 99.82%

Affiliated Master Portfolios : 86.21%
Wells Fargo C&B Large Cap Value Portfolio			$53,384,543
Wells Fargo Core Bond Portfolio			105,330,254
Wells Fargo Discplined International Developed Markets Portfolio			157,045,043
Wells Fargo Diversified Large Cap Growth Portfolio			176,427,711
Wells Fargo Emerging Growth Portfolio			20,489,832
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			23,927,016
Wells Fargo Factor Enhanced International Equity Portfolio			57,834,755
Wells Fargo High Yield Corporate Bond Portfolio			110,553,268
Wells Fargo International Value Portfolio			116,413,844
Wells Fargo Large Company Value Portfolio			183,742,849
Wells Fargo Managed Fixed Income Portfolio			390,686,813
Wells Fargo Real Return Portfolio			60,567,478
Wells Fargo Small Company Growth Portfolio			20,673,229
Wells Fargo Small Company Value Portfolio			47,821,841
			1,524,898,476

		Shares
Affiliated Funds : 13.61%
Wells Fargo Disciplined U.S. Core Fund Class R6		9,626,236	193,487,336
Wells Fargo Emerging Markets Equity Fund Class R6		826,772	23,753,167
Wells Fargo Emerging Markets Equity Income Fund Class R6		2,233,980	23,412,112
			240,652,615

Total Investment Companies (Cost $1,542,446,120)			1,765,551,091

Total investments in securities (Cost $1,542,446,120)	99.82%		1,765,551,091
Other assets and liabilities, net	0.18		3,268,748

Total net assets	100.00%		$1,768,819,839

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	158	9-18-2020	$34,914,964	$38,280,240	$3,365,276	$0
S&P 500 E-Mini Index	209	9-18-2020	32,821,208	36,563,505	3,742,297	0

Short
Nikkei 225 Index	(312)	9-10-2020	(35,085,596)	(36,043,800)	0	(958,204)
U.S. Ultra Bond	(241)	12-21-2020	(52,756,698)	(53,238,406)	0	(481,708)

					$7,107,573	$(1,439,912)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets

Investment Companies
Affiliated Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	$178,014,521	$0	$(10,147,788)	$795,603	$24,825,000	$0	$193,487,336
Wells Fargo Emerging Markets Equity Fund Class R6	22,128,708	0	(2,480,566)	469,871	3,635,154	0	23,753,167
Wells Fargo Emerging Markets Equity Income Fund Class R6	21,561,691	346,843	(1,308,353)	15,274	2,796,657	346,843	23,412,112

				$1,280,748	$31,256,811	$346,843	$240,652,615	13.61%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	17.52%	17.02%	$529,255	$4,958,750	$0	$246,399	$465	$53,384,543
Wells Fargo Core Bond Portfolio	1.57	1.72	1,031,556	389,001	464,706	0	1,491	105,330,254
Wells Fargo Disciplined International Developed Markets Portfolio	81.81	81.97	26,685,456	(13,820,338)	1,584	776,441	1,139	157,045,043
Wells Fargo Diversified Large Cap Growth Portfolio	70.75	71.37	5,467,206	20,953,602	0	371,224	489	176,427,711
Wells Fargo Emerging Growth Portfolio	2.63	2.46	1,360,399	2,382,266	0	7,897	134	20,489,832
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	11.03	11.42	67,756	4,674,086	1,618,210	0	363	23,927,016
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	9.15	7,678	(11,245,393)	0	193,779	261	57,834,755
Wells Fargo High Yield Corporate Bond Portfolio	59.90	60.68	20,567	11,090,343	8	275,408	71	110,553,268
Wells Fargo International Value Portfolio	20.82	39.86	(23,458,621)	35,074,087	0	960,899	2,335	116,413,844
Wells Fargo Large Company Value Portfolio	76.13	76.31	14,874,986	2,264,022	62	915,424	781	183,742,849
Wells Fargo Managed Fixed Income Portfolio	82.04	81.56	402,560	8,111,554	2,940,706	0	3,657	390,686,813
Wells Fargo Real Return Portfolio	35.61	35.11	(164,718)	2,894,164	132,397	48,000	220	60,567,478
Wells Fargo Small Company Growth Portfolio	1.38	1.46	1,258,070	1,428,477	0	20,400	216	20,673,229
Wells Fargo Small Company Value Portfolio	11.31	11.29	292,226	3,879,943	0	248,083	1,014	47,821,841

			$28,374,376	$73,034,564	$5,157,673	$4,063,954	$12,636	$1,524,898,476	86.21%

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in investment companies	$240,652,615	$0	$0	$240,652,615
Investments measured at net asset value*				1,524,898,476

	240,652,615	0	0	1,765,551,091
Futures contracts	7,107,573	0	0	7,107,573

Total assets	$247,760,188	$0	$0	$1,772,658,664

Liabilities
Futures contracts	$1,439,912	$0	$0	$1,439,912

Total liabilities	$1,439,912	$0	$0	$1,439,912

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in affiliated Master Portfolios are valued at $1,524,898,476. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Equity Index (Net), before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.15%

Affiliated Master Portfolio: 100.15%
Wells Fargo C&B Large Cap Value Portfolio		$237,123,050

Total Investment Companies (Cost $192,794,380)		237,123,050

Total investments in securities (Cost $192,794,380)	100.15%	237,123,050
Other assets and liabilities, net	(0.15)	(364,483)

Total net assets	100.00%	$236,758,567

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	75%	76%	$2,383,300	$21,593,379	$11,340.82	$2,084	$237,123,050	100.15%

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $237,123,050 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 99.99%

Affiliated Master Portfolios : 99.99%
Wells Fargo Core Bond Portfolio		$5,773,546,578

Total Investment Companies (Cost $5,570,938,361)		5,773,546,578

Total investments in securities (Cost $5,570,938,361)	99.99%	5,773,546,578
Other assets and liabilities, net	0.01	740,293

Total net assets	100.00%	$5,774,286,871

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets

Wells Fargo Core Bond Portfolio	95%	94%	$5,773,546,578	99.99%

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $5,773,546,578 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.25%

Affiliated Master Portfolios : 100.25%
Wells Fargo C&B Large Cap Value Portfolio		$12,112,819
Wells Fargo Disciplined International Developed Markets Portfolio		11,451,137
Wells Fargo Diversified Large Cap Growth Portfolio		39,939,316
Wells Fargo Emerging Growth Portfolio		3,990,104
Wells Fargo Factor Enhanced International Equity Portfolio		3,782,626
Wells Fargo Index Portfolio		39,444,954
Wells Fargo International Value Portfolio		7,066,345
Wells Fargo Large Company Value Portfolio		25,720,653
Wells Fargo Small Company Growth Portfolio		3,916,536
Wells Fargo Small Company Value Portfolio		6,768,387

Total Investment Companies (Cost $128,922,802)		154,192,877

Total investments in securities (Cost $128,922,802)	100.25%	154,192,877
Other assets and liabilities, net	(0.25)	(391,366)

Total net assets	100.00%	$153,801,511

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated income Master Portfolios	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	3.77%	3.86%	$120,457	$1,069,928	$54,963	$103	$0	$12,112,819
Wells Fargo Disciplined International Developed Markets Portfolio	5.81	5.98	1,933,483	(670,579)	56,012	35	0	11,451,137
Wells Fargo Diversified Large Cap Growth Portfolio	16.37	16.16	1,243,003	4,767,258	84,423	111	0	39,939,316
Wells Fargo Emerging Growth Portfolio	0.54	0.48	272,904	474,936	1,576	26	0	3,990,104
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	0.60	502	196,407	12,671	12	0	3,782,626
Wells Fargo Index Portfolio	3.39	3.35	1,005,071	4,260,688	160,061	181	0	39,444,954
Wells Fargo International Value Portfolio	1.23	2.42	(1,428,137)	2,291,939	58,348	99	0	7,066,345
Wells Fargo Large Company Value Portfolio	10.44	10.68	2,051,731	318,541	126,633	141	9	25,720,653
Wells Fargo Small Company Growth Portfolio	0.26	0.28	237,883	273,585	3,867	41	0	3,916,536
Wells Fargo Small Company Value Portfolio	1.51	1.60	40,309	515,975	34,298	143	0	6,768,387

			$5,477,206	$13,498,678	$592,852	$892	$9	$154,192,877	100.25%

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a “multi-style” equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

As of August 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $154,192,877. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

The affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.07%

Affiliated Master Portfolio : 100.07%
Wells Fargo Emerging Growth Portfolio		$765,802,044

Total Investment Companies (Cost $457,861,506)		765,802,044

Total investments in securities (Cost $457,861,506)	100.07%	765,802,044
Other assets and liabilities, net	(0.07)	(522,217)

Total net assets	100.00%	$765,279,827

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo Emerging Growth Portfolio	91.59%	92.00%	$48,867,829	$85,525,500	$288,859	$3,627	$1,307	$765,802,044	100.07%

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $765,802,044 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Growth Balanced Fund	Portfolio of investments — August 31, 2020 (unaudited)

			Value

Investment Companies : 99.73%

Affiliated Master Portfolios : 86.52%
Wells Fargo C&B Large Cap Value Portfolio			$6,437,787
Wells Fargo Core Bond Portfolio			14,503,770
Wells Fargo Diversified Large Cap Growth Portfolio			20,747,735
Wells Fargo Emerging Growth Portfolio			2,445,257
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			2,878,376
Wells Fargo Factor Enhanced International Equity Portfolio			7,036,451
Wells Fargo High Yield Corporate Bond Portfolio			14,147,434
Wells Fargo International Growth Portfolio			18,890,111
Wells Fargo International Value Portfolio			13,997,230
Wells Fargo Large Company Value Portfolio			21,880,159
Wells Fargo Managed Fixed Income Portfolio			48,405,774
Wells Fargo Real Return Portfolio			7,539,000
Wells Fargo Small Company Growth Portfolio			2,482,093
Wells Fargo Small Company Value Portfolio			5,766,246

			187,157,423

		Shares

Affiliated Funds : 13.21%
Wells Fargo Disciplined U.S. Core Fund Class R6		1,140,161	22,917,243
Wells Fargo Emerging Markets Equity Fund Class R6		99,225	2,850,735
Wells Fargo Emerging Markets Equity Income Fund Class R6		268,702	2,815,993

			28,583,971

Total Investment Companies (Cost $174,449,154)			215,741,394

Total investments in securities (Cost $174,449,154)	99.73%		215,741,394
Other assets and liabilities, net	0.27		582,574

Total net assets	100.00%		$216,323,968

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	20	9-18-2020	$4,419,616	$4,845,600	$425,984	$0
S&P 500 E-Mini Index	26	9-18-2020	4,083,021	4,548,570	465,549	0

Short
Nikkei 225 Index	(39)	9-10-2020	(4,385,752)	(4,505,475)	0	(119,723)
U.S. Ultra Bond	(30)	12-21-2020	(6,567,224)	(6,627,188)	0	(59,964)

					$891,533	$(179,687)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Dividend from affiliated Underlying Funds	Value, end of period	% of net assets

Investment Companies
Affiliated Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	$22,208,533	$0	$(2,453,570)	$158,214	$3,004,066	$0	$22,917,243
Wells Fargo Emerging Markets Equity Fund Class R6	2,760,102	0	(425,040)	85,131	430,542	0	2,850,735
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,689,475	42,884	(269,448)	5488	347594	42884	2,815,993

				$248,833	$3,782,202	$42,884	$28,583,971	13.21%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	2.20%	2.05%	$6,437,787
Wells Fargo Core Bond Portfolio	0.23	0.24	14,503,770
Wells Fargo Diversified Large Cap Growth Portfolio	8.84	8.39	20,747,735
Wells Fargo Emerging Growth Portfolio	0.33	0.29	2,445,257
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.38	1.37	2,878,376
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	1.11	7,036,451
Wells Fargo High Yield Corporate Bond Portfolio	7.51	7.76	14,147,434
Wells Fargo International Growth Portfolio	10.20	9.86	18,890,111
Wells Fargo International Value Portfolio	2.59	9.87	13,997,230
Wells Fargo Large Company Value Portfolio	9.50	9.09	21,880,159
Wells Fargo Managed Fixed Income Portfolio	9.86	10.11	48,405,774
Wells Fargo Real Return Portfolio	4.38	4.37	7,539,000
Wells Fargo Small Company Growth Portfolio	0.17	0.18	2,482,093
Wells Fargo Small Company Value Portfolio	1.43	1.36	5,766,246

			187,157,423	86.52%

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in investment companies	$28,583,971	$0	$0	$28,583,971
Investments measured at net asset value*				187,157,423

	28,583,971	0	0	215,741,394
Futures contracts	891,533	0	0	891,533

Total assets	$29,475,504	$0	$0	$216,632,927

Liabilities
Futures contracts	$179,687	$0	$0	$179,687

Total liabilities	$179,687	$0	$0	$179,687

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $187,157,423 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Index Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.12%

Affiliated Master Portfolio : 100.12%
Wells Fargo Index Portfolio		$1,137,271,292

Total Investment Companies (Cost $133,068,615)		1,137,271,292

Total investments in securities (Cost $133,068,615)	100.12%	1,137,271,292
Other assets and liabilities, net	(0.12)	(1,353,574)

Total net assets	100.00%	$1,135,917,718

1

Transactions with the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo Index Portfolio	96.61%	96.65%	$28,774,667	$121,495,506	$(186)	$4,590,702	$5,255	$1,137,271,292	100.12%

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $1,137,271,292 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 99.92%

Affiliated Master Portfolio : 99.92%
Wells Fargo International Value Portfolio		$151,822,996

Total Investment Companies (Cost $169,622,228)		151,822,996

Total investments in securities (Cost $169,622,228)	99.92%	151,822,996
Other assets and liabilities, net	0.08	119,972

Total net assets	100.00%	$151,942,968

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo International Value Portfolio	75%	52%	$(58,034,755)	$95,042,176	$1,498,181	$1,352	$151,822,996	99.92%

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $151,822,996 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Moderate Balanced Fund	Portfolio of investments — August 31, 2020 (unaudited)

			Value

Investment Companies : 99.41%

Affiliated Master Portfolios : 83.94%
Wells Fargo C&B Large Cap Value Portfolio			$4,673,331
Wells Fargo Core Bond Portfolio			11,335,681
Wells Fargo Disciplined Large Cap Portfolio			8,818,735
Wells Fargo Diversified Large Cap Growth Portfolio			10,095,608
Wells Fargo Emerging Growth Portfolio			1,470,739
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			1,167,127
Wells Fargo Factor Enhanced International Equity Portfolio			1,370,645
Wells Fargo High Yield Corporate Bond Portfolio			8,851,848
Wells Fargo International Growth Portfolio			4,198,117
Wells Fargo International Value Portfolio			2,787,756
Wells Fargo Large Company Value Portfolio			9,449,233
Wells Fargo Managed Fixed Income Portfolio			39,914,478
Wells Fargo Real Return Portfolio			6,050,412
Wells Fargo Small Company Growth Portfolio			1,434,470
Wells Fargo Small Company Value Portfolio			2,759,758

			114,377,938

		Shares

Affiliated Funds : 15.47%
Wells Fargo Conservative Income Fund Institutional Class		1,867,245	18,765,810
Wells Fargo Emerging Markets Equity Fund Class R6		40,662	1,168,224
Wells Fargo Emerging Markets Equity Income Fund Class R6		109,132	1,143,707

			21,077,741

Total Investment Companies (Cost $116,346,118)			135,455,679

Total investments in securities (Cost $116,346,118)	99.41%		135,455,679
Other assets and liabilities, net	0.59		799,552

Total net assets	100.00%		$136,255,231

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	12	9-18-2020	$2,651,769	$2,907,360	$255,591	$0
S&P 500 E-Mini Index	16	9-18-2020	2,512,628	2,799,120	286,492	0

Short
Nikkei 225 Index	(24)	9-10-2020	(2,698,924)	(2,772,600)	0	(73,676)
U.S. Ultra Bond	(18)	12-21-2020	(3,940,334)	(3,976,312)	0	(35,978)

					$542,083	$(109,654)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets

Investment Companies
Affiliated Funds
Wells Fargo Conservative Income Fund Institutional Class	$18,653,995	$55,945	$0	$0	$55,870	$67,513	$18,765,810
Wells Fargo Emerging Markets Equity Fund Class R6	1,069,244	0	(101,967)	18,083	182,864	0	1,168,224
Wells Fargo Emerging Markets Equity Income Fund Class R6	1,035,794	16,876	(44,413)	(962)	136,412	16,876	1,143,707

				$17,121	$375,146	$84,389	$21,077,741	15.47%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	1.53%	1.49%	$4,673,331
Wells Fargo Core Bond Portfolio	0.18	0.19	11,335,681
Wells Fargo Disciplined Large Cap Portfolio	3.21	2.54	8,818,735
Wells Fargo Diversified Large Cap Growth Portfolio	4.03	4.08	10,095,608
Wells Fargo Emerging Growth Portfolio	0.15	0.18	1,470,739
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.41	0.55	1,167,127
Wells Fargo Factor Enhanced International Equity Portfolio	0.35	0.22	1,370,645
Wells Fargo High Yield Corporate Bond Portfolio	4.64	4.86	8,851,848
Wells Fargo International Growth Portfolio	0.00	2.19	4,198,117
Wells Fargo International Value Portfolio	0.50	0.95	2,787,756
Wells Fargo Large Company Value Portfolio	3.93	3.92	9,449,233
Wells Fargo Managed Fixed Income Portfolio	8.11	8.33	39,914,478
Wells Fargo Real Return Portfolio	3.48	3.51	6,050,412
Wells Fargo Small Company Growth Portfolio	0.10	0.10	1,434,470
Wells Fargo Small Company Value Portfolio	0.65	0.65	2,759,758

			$114,377,938	83.94%

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in investment companies	$21,077,741	$0	$0	$21,077,741
Investments measured at net asset value*				114,377,938

	21,077,741	0	0	135,455,679
Futures contracts	542,083	0	0	542,083

Total assets	$21,619,824	$0	$0	$135,997,762

Liabilities
Futures contracts	$109,654	$0	$0	$109,654

Total liabilities	$109,654	$0	$0	$109,654

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $114,377,938 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.92%

Affiliated Master Portfolios : 100.92%
Wells Fargo Real Return Portfolio		$60,725,394

Total Investment Companies (Cost $53,757,113)		60,725,394

Total investments in securities (Cost $53,757,113)	100.92%	60,725,394
Other assets and liabilities, net	(0.92)	(550,781)

Total net assets	100.00%	$60,174,613

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo Real Return Portfolio	35.29%	35.20%	$(166,378)	$2,875,304	$135,838	$48,689	$217	$60,725,394	100.92%

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $60,725,394 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.37%

Affiliated Master Portfolios : 100.37%
Wells Fargo Small Company Growth Portfolio		$1,383,720,992

Total Investment Companies (Cost $998,229,978)		1,383,720,992

Total investments in securities (Cost $998,229,978)	100.37%	1,383,720,992
Other assets and liabilities, net	(0.37)	(5,079,516)

Total net assets	100.00%	$1,378,641,476

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo Small Company Growth Portfolio	98%	98%	$87,525,513	$98,151,175	$1,409,746	$14,806	$1,383,720,992	100.37%

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31 2020, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $1,383,720,992 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — August 31, 2020 (unaudited)

		Value

Investment Companies : 100.05%

Affiliated Master Portfolios : 100.05%
Wells Fargo Small Company Value Portfolio		$339,545,815
Total Investment Companies (Cost $345,604,345)		339,545,815

Total investments in securities (Cost $345,604,345)	100.05%	339,545,815
Other assets and liabilities, net	(0.05)	(158,526)

Total net assets	100.00%	$339,387,289

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending Income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets

Wells Fargo Small Company Value Portfolio	80.34%	80.14%	$1,354,791	$25,929,373	$1,766,316	$6,565	$656	$339,545,815	100.05%

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2020, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2020, the affiliated Master Portfolio valued at $339,545,815 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Spectrum Aggressive Growth Fund (the “Fund”) (formerly, Wells Fargo WealthBuilder Equity Fund)	Portfolio of investments — August 31, 2020 (unaudited)

		Shares	Value

Exchange-Traded Funds : 12.26%
iShares Core S&P 500 Index ETF		87,229	$30,597,316
iShares Core S&P Small-Cap ETF		39,772	2,941,935
iShares MSCI EAFE Small Cap ETF		125,577	7,422,856
Vanguard FTSE Developed Markets ETF		160,019	6,699,996
Vanguard FTSE Emerging Markets ETF		50,025	2,210,605
Total Exchange-Traded Funds (Cost $40,851,888)			49,872,708

Investment Companies : 86.90%

Affiliated Master Portfolios : 70.35%
Wells Fargo Disciplined Large Cap Portfolio			116,124,181
Wells Fargo Emerging Growth Portfolio			13,058,540
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			19,978,889
Wells Fargo Factor Enhanced International Equity Portfolio			49,706,880
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			63,580,600
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			16,382,696
Wells Fargo Small Company Value Portfolio			7,277,043
			286,108,829

Stock Funds : 16.55%
DFA International Small Cap Value Portfolio Institutional Class		444,999	7,413,677
Dodge & Cox International Stock Fund		487,034	18,385,548
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		253,659	7,287,632
Wells Fargo Endeavor Select Fund Class R6 (l) †		1,404,058	16,904,860
Wells Fargo Large Cap Growth Fund Class R6 (l)		306,060	17,323,012
			67,314,729

Total Investment Companies (Cost $296,170,545)			353,423,558

	Yield
Short-Term Investments : 0.59%
Investment Companies : 0.59%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%	2,400,153	2,400,153

Total Short-Term Investments (Cost $2,400,153)			2,400,153

Total investments in securities (Cost $339,422,586)	99.75%		405,696,419
Other assets and liabilities, net	0.25		1,004,518

Total net assets	100.00%		$406,700,937

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	36	9-18-2020	$7,955,308	$8,722,080	$766,772	$0
S&P 500 E-Mini Index	47	9-18-2020	7,603,423	8,222,415	618,992	0
Short
Nikkei 225 Index	(71)	9-10-2020	(7,984,317)	(8,202,275)	0	(217,958)

					$1,385,764	$(217,958)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets

Investment Companies
Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	$6,253,466	$550,916	$(687,437)	$142,362	$0	$1,028,325	$0	$7,287,632
Wells Fargo Endeavor Select Fund Class R6 †	14,166,330	1,038,979	(617,956)	117,983	0	2,199,524	0	16,904,860
Wells Fargo Large Cap Growth Fund Class R6	14,167,621	1,098,182	(871,379)	164,436	0	2,764,152	0	17,323,012
								41,515,504	10.21%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,220,697	17,181,059	(17,001,603)	0	0	0	0	2,400,153	0.59

				$424,781	$0	$5,992,001	$0	$43,915,657	10.80%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets

Wells Fargo Disciplined Large Cap Portfolio	31.68%	33.47%	$(273,392)	$15,895,372	359	$461,055	$715.00	$116,124,181
Wells Fargo Emerging Growth Portfolio	1.53	1.57	818,357	1,656,388	0	4,897	84	13,058,540
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.55	9.53	37,407	2,611,247	6	280,985	88	19,978,889
Wells Fargo Factor Enhanced International Equity Portfolio	7.93	7.86	321,441	4,806,021	0	314,584	339	49,706,880
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.84	7.14	3,035,267	3,707,737	0	313,575	450	63,580,600
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.74	7.35	(514,376)	2,446,520	0	52,713	112	16,382,696
Wells Fargo Small Company Value Portfolio	1.54	1.72	42665.00	693,909	0	36,208	153	7,277,043

			$3,467,369	$31,817,194	$365	$1,464,017	$1,941	$286,108,829	70.35%

Wells Fargo Spectrum Aggressive Growth Fund (formerly, Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange traded funds	$49,872,708	$0	$0	$49,872,708
Investment companies	67,314,729	0	0	67,314,729
Short-term investments
Investment companies	2,400,153	0	0	2,400,153
Investments measured at net asset value*				286,108,829

	119,587,590	0	0	405,696,419
Futures contracts	1,385,764	0	0	1,385,764

Total assets	$120,973,354	$0	$0	$407,082,183

Liabilities
Futures contracts	$217,958	$0	$0	$217,958

Total liabilities	$217,958	$0	$0	$217,958

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $286,108,829. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Spectrum Conservative Growth Fund (the “Fund”)	Portfolio of investments — August 31, 2020 (unaudited)
(formerly, Wells Fargo WealthBuilder Moderate Balanced Fund)

		Shares	Value
Exchange-Traded Funds : 8.99%
iShares Core S&P 500 Index ETF		34,009	$11,929,337
iShares Core S&P Small-Cap ETF		15,378	1,137,511
iShares Core U.S. Aggregate Bond ETF		131,828	15,604,480
iShares MSCI EAFE Small Cap ETF		49,365	2,917,965
Vanguard FTSE Developed Markets ETF		62,760	2,627,761
Vanguard FTSE Emerging Markets ETF		19,699	870,499

Total Exchange-Traded Funds (Cost $31,243,958)			35,087,553

Investment Companies : 90.32%

Affiliated Master Portfolios : 64.16%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			52,416,205
Wells Fargo Core Bond Portfolio			68,976,304
Wells Fargo Disciplined Large Cap Portfolio			45,328,912
Wells Fargo Emerging Growth Portfolio			5,125,505
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			7,847,748
Wells Fargo Factor Enhanced International Equity Portfolio			19,492,445
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			24,881,794
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			6,349,649
Wells Fargo High Yield Corporate Bond Portfolio			4,332,670
Wells Fargo Real Return Portfolio			12,756,016
Wells Fargo Small Company Value Portfolio			2,800,832
			250,308,080

Alternative Investment Funds : 4.43%
The Arbitrage Fund Class I		280,768	3,829,681
Wells Fargo Alternative Risk Premia Fund Class R6 (l)		1,665,528	13,457,468
			17,287,149

Bond Funds : 15.00%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)		1,433,557	15,683,117
Wells Fargo High Yield Bond Fund Institutional Class (l)		1,293,869	4,321,522
Wells Fargo Income Plus Fund Institutional Class (l)		3,956,550	38,497,227
			58,501,866

Stock Funds : 6.73%
DFA International Small Cap Value Portfolio Institutional Class		174,405	2,905,588
Dodge & Cox International Stock Fund		190,024	7,173,419
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		99,262	2,851,804
Wells Fargo Endeavor Select Fund Class R6 (l)†		549,805	6,619,654
Wells Fargo Large Cap Growth Fund Class R6 (l)		118,694	6,718,068
			26,268,533

Total Investment Companies (Cost $325,050,493)			352,365,628

Yield
Short-Term Investments : 0.33%
Investment Companies : 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%	1,280,779	1,280,779

Total Short-Term Investments (Cost $1,280,779)			1,280,779

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Spectrum Conservative Growth Fund (the “Fund”)
(formerly, Wells Fargo WealthBuilder Moderate Balanced Fund)

		Value
Total investments in securities (Cost $357,575,230)	99.64%	$388,733,960
Other assets and liabilities, net	0.36	1,422,094

Total net assets	100.00%	$390,156,054

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	35	9-18-2020	$7,734,327	$8,479,800	$745,473	$0
S&P 500 E-Mini Index	46	9-18-2020	7,426,555	8,047,470	620,915	0
Short
Nikkei 225 Index	(69)	9-10-2020	(7,759,407)	(7,971,225)	0	(211,818)
U.S. Ultra Bond	(53)	12-21-2020	(11,602,095)	(11,708,031)	0	(105,936)

					$1,366,388	$(317,754)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$13,783,975	$30,492	$(138,757)	$(30,507)	$0	$(187,735)	$0	$13,457,468	3.45%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	14,693,669	486,871	(9,520)	9	0	512,088	91,080	15,683,117
Wells Fargo High Yield Bond Fund Institutional Class	3,984,855	160,596	(12,792)	(882)	0	189,745	42,899	4,321,522
Wells Fargo Income Plus Fund Institutional Class	35,821,977	1,595,458	(421,415)	2,926	0	1,498,281	535,917	38,497,227
								58,501,866	15.00

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	2,711,234	2,927	(364,813)	86,920	0	415,536	0	2,851,804
Wells Fargo Endeavor Select Fund Class R6 †	6,165,200	6,585	(509,750)	157,499	0	800,120	0	6,619,654
Wells Fargo Large Cap Growth Fund Class R6	6,179,364	6,585	(665,941)	256,574	0	941,486	0	6,718,068
								16,189,526	4.15

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,087,098	9,494,455	(9,300,774)	0	0	0	292	1,280,779	0.33

				$472,539	$0	$4,169,521	$670,188	$89,429,639	22.93%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.64%	9.02%	$122,100	$(208,279)	$204,177	$0	$747	$52,416,205
Wells Fargo Core Bond Portfolio	1.08	1.13	681,033	285,240	307,820	0	992	68,976,304
Wells Fargo Disciplined Large Cap Portfolio	13.67	13.07	(118,832)	5,919,495	122	186,170	324	45,328,912
Wells Fargo Emerging Growth Portfolio	0.67	0.62	342,638	596,334	0	1,975	34	5,125,505
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.71	3.74	6,728	993,557	3	91,437	36	7,847,748
Wells Fargo Factor Enhanced International Equity Portfolio	3.42	3.08	130,751	1,698,374	0	111,995	141	19,492,445
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3.38	2.80	1,254,699	974,068	0	127,845	188	24,881,794
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.94	2.85	(215,019)	903,884	6	21,539	40	6,349,649
Wells Fargo High Yield Bond Portfolio	2.33	2.38	2,698	181,229	63,031	0	14	4,332,670
Wells Fargo Real Return Portfolio	7.25	7.39	(33,550)	595,500	28,691	9,929	45	12,756,016
Wells Fargo Small Company Value Portfolio	0.67	0.66	17,396	234,802	0	14,725	60	2,800,832

			$2,190,642	$12,174,204	$603,850	$565,615	$2,621	$250,308,080	64.16%

Wells Fargo Spectrum Conservative Growth Fund (formerly, Wells Fargo WealthBuilder Moderate Balanced Fund) (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$35,087,553	$0	$0	$35,087,553
Investment companies	102,057,548	0	0	102,057,548
Short-term investments
Investment companies	1,280,779	0	0	1,280,779
Investments measured at net asset value*				250,308,080

	138,425,880	0	0	388,733,960
Futures contracts	1,366,388	0	0	1,366,388

Total assets	$139,792,268	$0	$0	$390,100,348

Liabilities
Futures contracts	$317,754	$0	$0	$317,754

Total liabilities	$317,754	$0	$0	$317,754

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $250,308,080. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Spectrum Growth Fund (formerly, Wells Fargo WealthBuilder Growth Allocation Fund) (the “Fund”)	Portfolio of investments — August 31, 2020 (unaudited)

			Shares	Value

Exchange-Traded Funds : 10.91%
iShares Core S&P 500 Index ETF			50,058	$17,558,845
iShares Core S&P Small-Cap ETF			22,623	1,673,423
iShares Core U.S. Aggregate Bond ETF			26,520	3,139,172
iShares MSCI EAFE Small Cap ETF			72,501	4,285,534
Vanguard FTSE Developed Markets ETF			92,110	3,856,646
Vanguard FTSE Emerging Markets ETF			28,819	1,273,512

Total Exchange-Traded Funds (Cost $26,801,014)				31,787,132

Investment Companies : 88.09%

Affiliated Master Portfolios : 66.45%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				10,674,893
Wells Fargo Core Bond Portfolio				15,089,743
Wells Fargo Disciplined Large Cap Portfolio				66,702,578
Wells Fargo Emerging Growth Portfolio				7,519,878
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio				11,434,654
Wells Fargo Factor Enhanced International Equity Portfolio				28,617,444
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio				36,624,447
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio				9,327,865
Wells Fargo High Yield Corporate Bond Portfolio				861,768
Wells Fargo Real Return Portfolio				2,583,242
Wells Fargo Small Company Value Portfolio				4,127,742

				193,564,254

Alternative Investment Funds : 4.36%
The Arbitrage Fund Class I			209,526	2,857,935
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			1,219,203	9,851,156

				12,709,091

Bond Funds : 4.03%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			287,051	3,140,343
Wells Fargo High Yield Bond Fund Institutional Class (l)			258,809	864,422
Wells Fargo Income Plus Fund Institutional Class (l)			793,079	7,716,663

				11,721,428

Stock Funds : 13.25%
DFA International Small Cap Value Portfolio Institutional Class			255,776	4,261,228
Dodge & Cox International Stock Fund			279,568	10,553,704
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			144,778	4,159,460
Wells Fargo Endeavor Select Fund Class R6 (l)†			807,794	9,725,837
Wells Fargo Large Cap Growth Fund Class R6 (l)			174,565	9,880,361

				38,580,590

Total Investment Companies (Cost $223,598,960)				256,575,363

		Yield

Short-Term Investments : 0.33%

Investment Companies : 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06%	967,015	967,015

Total Short-Term Investments (Cost $967,015)				967,015

Total investments in securities (Cost $251,366,989)	99.33%			289,329,510
Other assets and liabilities, net	0.67			1,949,394

Total net assets	100.00%			$291,278,904

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
E-Mini Russell 2000 Index	5	9-18-2020	$382,673	$390,325	$7,652	$0
NASDAQ 100 E-Mini Index	26	9-18-2020	5,745,500	6,299,280	553,780	0
S&P 500 E-Mini Index	34	9-18-2020	5,484,409	5,948,130	463,721	0

Short
Nikkei 225 Index	(51)	9-10-2020	(5,735,214)	(5,891,775)	0	(156,561)
E-Mini Russell 2000 Index	(5)	9-18-2020	(376,153)	(390,325)	0	(14,172)
U.S. Ultra Bond	(40)	12-21-2020	(8,756,298)	(8,836,250)	0	(79,952)

					$1,025,153	$(250,685)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$9,261,772	$739,558	$(4,933)	$(1,083)	$0	$(144,158)	$0	$9,851,156	3.38%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	2,706,836	341,284	(810)	1	0	93,032	17,274	3,140,343
Wells Fargo High Yield Bond Fund Institutional Class	742,599	110,749	(25,411)	(777)	0	37,262	8,261	864,422
Wells Fargo Income Plus Fund Institutional Class	6,675,119	944,314	(189,406)	(85)	0	286,721	102,926	7,716,663
								11,721,428	4.03

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	3,706,105	114,543	(357,801)	72,653	0	623,960	0	4,159,460
Wells Fargo Endeavor Select Fund Class R6 †	8,508,998	257,722	(401,432)	79,018	0	1,281,531	0	9,725,837
Wells Fargo Large Cap Growth Fund Class R6	8,550,041	257,722	(639,962)	148,400	0	1,564,160	0	9,880,361
								23,765,658	8.16

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	768,588	7,881,823	(7,683,396)	0	0	0	215	967,015	0.33

				$298,127	$0	$3,742,508	$128,676	$46,305,257	15.90%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.61%	1.84%	$24,087	$(42,363)	$40,024	$0	$147	$10,674,893
Wells Fargo Core Bond Portfolio	0.20	0.25	138,239	37,598	61,734	0	198	15,089,743
Wells Fargo Disciplined Large Cap Portfolio	18.85	19.23	(163,552)	8,457,035	171	265,781	459	66,702,578
Wells Fargo Emerging Growth Portfolio	0.93	0.90	485,567	858,921	0	2,853	48	7,519,878
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.04	5.46	14,194	1,370,303	4	127,993	51	11,434,654
Wells Fargo Factor Enhanced International Equity Portfolio	4.71	4.53	187,835	2,384,394	0	159,598	199	28,617,444
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	4.12	1,774,286	1,406,474	1	181,110	263	36,624,447
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.06	4.19	(303,899)	1,275,990	8	30,745	57	9,327,865
Wells Fargo High Yield Bond Portfolio	0.44	0.47	533	35,001	12,148	0	3	861,768
Wells Fargo Real Return Portfolio	1.35	1.50	(6,395)	115,494	6,037	1,936	9	2,583,242
Wells Fargo Small Company Value Portfolio	0.92	0.97	24,649	328,574	0	20,998	87	4,127,742

			$2,175,544	$16,227,421	$120,127	$791,014	$1,521	$193,564,254	66.45%

Wells Fargo Spectrum Growth Fund (formerly, Wells Fargo WealthBuilder Growth Allocation Fund) (the “Fund”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated

Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets,

which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$31,787,132	$0	$0	$31,787,132
Investment companies	63,011,109	0	0	63,011,109
Short-term investments
Investment companies	967,015	0	0	967,015
Investments measured at net asset value*				193,564,254

	95,765,256	0	0	289,329,510
Futures contracts	1,025,153	0	0	1,025,153

Total assets	$96,790,409	$0	$0	$290,354,663

Liabilities
Futures contracts	$250,685	$0	$0	$250,685

Total liabilities	$250,685	$0	$0	$250,685

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $193,564,254. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Spectrum Income Allocation Fund (the “Fund”)	Portfolio of investments — August 31, 2020 (unaudited)
(formerly, Wells Fargo WealthBuilder Conservative Allocation Fund)

			Shares	Value

Exchange-Traded Funds : 7.95%
iShares Core S&P 500 Index ETF			10,340	$3,626,962
iShares Core S&P Small-Cap ETF			4,754	351,653
iShares Core U.S. Aggregate Bond ETF			111,252	13,168,899
iShares MSCI EAFE Small Cap ETF			15,108	893,034
Vanguard FTSE Developed Markets ETF			19,298	808,007
Vanguard FTSE Emerging Markets ETF			6,057	267,659

Total Exchange-Traded Funds (Cost $17,587,580)				19,116,214

Investment Companies : 91.26%

Affiliated Master Portfolios : 62.96%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				44,567,040
Wells Fargo Core Bond Portfolio				58,241,009
Wells Fargo Disciplined Large Cap Portfolio				13,783,336
Wells Fargo Emerging Growth Portfolio				1,566,816
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio				2,413,620
Wells Fargo Factor Enhanced International Equity Portfolio				5,990,147
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio				7,588,490
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio				1,958,124
Wells Fargo High Yield Corporate Bond Portfolio				3,603,624
Wells Fargo Real Return Portfolio				10,801,598
Wells Fargo Small Company Value Portfolio				863,760

				151,377,564

Alternative Investment Funds : 4.49%
The Arbitrage Fund Class I			174,337	2,377,957
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			1,040,910	8,410,552

				10,788,509

Bond Funds : 20.47%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,221,382	13,361,921
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,081,787	3,613,170
Wells Fargo Income Plus Fund Institutional Class (l)			3,313,438	32,239,748

				49,214,839

Stock Funds : 3.34%
DFA International Small Cap Value Portfolio Institutional Class			53,613	893,201
Dodge & Cox International Stock Fund			58,760	2,218,185
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			30,661	880,903
Wells Fargo Endeavor Select Fund Class R6 (l)†			167,454	2,016,144
Wells Fargo Large Cap Growth Fund Class R6 (l)			35,915	2,032,794

				8,041,227

Total Investment Companies (Cost $207,210,688)				219,422,139

		Yield

Short-Term Investments : 0.46%

Investment Companies : 0.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06%	1,100,066	1,100,066

Total Short-Term Investments (Cost $1,100,066)				1,100,066

Total investments in securities (Cost $225,898,334)	99.67%			239,638,419
Other assets and liabilities, net	0.33			784,312

Total net assets	100.00%			$240,422,731

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	22	9-18-2020	$4,861,577	$5,330,160	$468,583	$0
S&P 500 E-Mini Index	29	9-18-2020	4,580,138	5,073,405	493,267	0
Short
Nikkei 225 Index	(43)	9-10-2020	(4,835,572)	(4,967,575)	0	(132,003)
U.S. Ultra Bond	(33)	12-21-2020	(7,223,946)	(7,289,906)	0	(65,960)

					$961,850	$(197,963)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$8,895,359	$144,845	$(489,413)	$(107,663)	$0	$(32,576)	$0	$8,410,552	3.50%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	12,824,937	180,143	(91,708)	2,743	0	445,806	78,738	13,361,921
Wells Fargo High Yield Bond Fund Institutional Class	3,469,313	112,738	(131,310)	(5,475)	0	167,904	36,799	3,613,170
Wells Fargo Income Plus Fund Institutional Class	31,161,289	1,008,002	(1,223,740)	12,751	0	1,281,446	458,903	32,239,748
								49,214,839	20.47

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	855,847	0	(133,890)	32,414	0	126,532	0	880,903
Wells Fargo Endeavor Select Fund Class R6 †	1,939,111	0	(222,733)	81,944	0	217,822	0	2,016,144
Wells Fargo Large Cap Growth Fund Class R6	1,940,462	0	(281,215)	111,051	0	262,496	0	2,032,794
								4,929,841	2.05

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	976,721	5,907,673	(5,784,328)	0	0	0	287	1,100,066	0.46

				$127,765	$0	$2,469,430	$574,727	$63,655,298	26.48%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.52%	7.67%	$105,619	$(167,187)	$176,913	$0	$647	$44,567,040
Wells Fargo Core Bond Portfolio	0.94	0.95	586,398	275,165	265,636	0	857	58,241,009
Wells Fargo Disciplined Large Cap Portfolio	4.29	3.97	(37,872)	1,844,109	38	58,021	101	13,783,336
Wells Fargo Emerging Growth Portfolio	0.21	0.19	107,061	187,676	0	614	10	1,566,816
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.17	1.15	785	247,619	1	28,858	11	2,413,620
Wells Fargo Factor Enhanced International Equity Portfolio	1.07	0.95	40,724	535,125	0	34,979	44	5,990,147
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.06	0.85	390,048	305,944	0	39,735	59	7,588,490
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.91	0.88	(67,496)	284,999	2	6,707	13	1,958,124
Wells Fargo High Yield Bond Portfolio	2.03	1.98	2,176	157,214	53,894	0	12	3,603,624
Wells Fargo Real Return Portfolio	6.31	6.26	(29,234)	517,612	23,964	8,559	39	10,801,598
Wells Fargo Small Company Value Portfolio	0.21	0.20	5,444	74,439	0	4,583	19	863,760

			$1,103,653	$4,262,715	$520,448	$182,056	$1,812	$151,377,564	62.96%

Wells Fargo Spectrum Income Allocation Fund (the “Fund”) (formerly, Wells Fargo WealthBuilder Conservative Allocation Fund)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated

Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets,

which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$19,116,214	$0	$0	$19,116,214
Investment companies	68,044,575	0	0	68,044,575
Short-term investments
Investment companies	1,100,066	0	0	1,100,066
Investments measured at net asset value*				151,377,564

	88,260,855	0	0	239,638,419
Futures contracts	961,850	0	0	961,850

Total assets	$89,222,705	$0	$0	$240,600,269

Liabilities
Futures contracts	$197,963	$0	$0	$197,963

Total liabilities	$197,963	$0	$0	$197,963

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $151,377,564. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Spectrum Moderate Growth Fund (the “Fund”) (formerly, Wells Fargo WealthBuilder Growth Balanced Fund)	Portfolio of investments — August 31, 2020 (unaudited)

			Shares	Value

Exchange-Traded Funds : 9.95%
iShares Core S&P 500 Index ETF			72,155	$25,309,809
iShares Core S&P Small-Cap ETF			32,718	2,420,150
iShares Core U.S. Aggregate Bond ETF			117,582	13,918,181
iShares MSCI EAFE Small Cap ETF			104,600	6,182,906
Vanguard FTSE Developed Markets ETF			132,585	5,551,334
Vanguard FTSE Emerging Markets ETF			41,643	1,840,205

Total Exchange-Traded Funds (Cost $47,751,761)				55,222,585

Investment Companies : 89.20%

Affiliated Master Portfolios : 65.42%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				47,458,484
Wells Fargo Core Bond Portfolio				63,469,544
Wells Fargo Disciplined Large Cap Portfolio				96,187,561
Wells Fargo Emerging Growth Portfolio				10,887,042
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio				16,528,748
Wells Fargo Factor Enhanced International Equity Portfolio				41,134,625
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio				52,747,321
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio				13,495,608
Wells Fargo High Yield Corporate Bond Portfolio				3,832,142
Wells Fargo Real Return Portfolio				11,492,070
Wells Fargo Small Company Value Portfolio				5,976,441

				363,209,586

Alternative Investment Funds : 4.36%
The Arbitrage Fund Class I			398,881	5,440,732
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			2,323,302	18,772,278

				24,213,010

Bond Funds : 9.41%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,277,475	13,975,575
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,150,785	3,843,622
Wells Fargo Income Plus Fund Institutional Class (l)			3,536,028	34,405,551

				52,224,748

Stock Funds : 10.01%
DFA International Small Cap Value Portfolio Institutional Class			368,904	6,145,946
Dodge & Cox International Stock Fund			400,781	15,129,474
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			209,353	6,014,697
Wells Fargo Endeavor Select Fund Class R6 (l)†			1,165,256	14,029,686
Wells Fargo Large Cap Growth Fund Class R6 (l)			252,190	14,273,953

				55,593,756

Total Investment Companies (Cost $444,150,542)				495,241,100

	Yield
Short-Term Investments : 0.48%

Investment Companies : 0.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06%	2,652,302	2,652,302

Total Short-Term Investments (Cost $2,652,302)				2,652,302

Total investments in securities (Cost $494,554,605)	99.63%			553,115,987

Other assets and liabilities, net	0.37			2,072,145

Total net assets	100.00%			$555,188,132

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	50	9-18-2020	$11,049,039	$12,114,000	$1,064,961	$0
S&P 500 E-Mini Index	66	9-18-2020	10,541,048	11,546,370	1,005,322	0
Short
Nikkei 225 Index	(98)	9-10-2020	(11,020,607)	(11,321,450)	0	(300,843)
U.S. Ultra Bond	(76)	12-21-2020	(16,636,967)	(16,788,875)	0	(151,908)

					$2,070,283	$(452,751)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$18,667,657	$460,036	$(60,552)	$(12,996)	$0	$(281,867)	$0	$18,772,278	3.38%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	12,739,817	809,277	(14,846)	13	0	441,314	79,636	13,975,575
Wells Fargo High Yield Bond Fund Institutional Class	3,490,191	228,813	(41,549)	(1,260)	0	167,427	472,677	3,843,622
Wells Fargo Income Plus Fund Institutional Class	31,365,106	2,192,086	(473,746)	(555)	0	1,322,660	37,781	34,405,551
								52,224,748	9.41

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	5,608,025	77,673	(710,952)	150,366	0	889,585	0	6,014,697
Wells Fargo Endeavor Select Fund Class R6 †	12,750,258	174,763	(890,248)	201,251	0	1,793,662	0	14,029,686
Wells Fargo Large Cap Growth Fund Class R6	12,787,291	174,763	(1,192,581)	393,193	0	2,111,287	0	14,273,953
								34,318,336	6.18

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,350,179	16,077,668	(15,775,545)	0	0	0	653	2,652,302	0.48

				$730,012	$0	$6,444,068	$590,747	$107,967,664	19.45%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.53%	8.17%	$108,848	$(191,830)	$181,497	$0	$664	$47,458,484
Wells Fargo Core Bond Portfolio	0.94	1.04	609,952	224,158	274,899	0	883	63,469,544
Wells Fargo Disciplined Large Cap Portfolio	28.30	27.72	(244,788)	12,394,960	253	389,805	677	96,187,561
Wells Fargo Emerging Growth Portfolio	1.38	1.31	714,365	1,251,743	0	4,169	71	10,887,042
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.64	7.89	19,264	2,049,675	5	189,332	76	16,528,748
Wells Fargo Factor Enhanced International Equity Portfolio	7.08	6.51	273,367	3,532,070	(186)	233,770	294	41,134,625
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.00	5.93	2,618,167	2,054,611	1	266,921	390	52,747,321
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.09	6.06	(447,181)	1,890,290	12	45,039	84	13,495,608
Wells Fargo High Yield Bond Portfolio	2.06	2.10	2,372	160,291	55,655	0	12	3,832,142
Wells Fargo Real Return Portfolio	6.33	6.66	(29,411)	525,771	26,341	8,804	40	11,492,070
Wells Fargo Small Company Value Portfolio	1.39	1.41	35,953	490,134	0	30,701	126	5,976,441

			$3,660,908	$24,381,873	$538,477	$1,168,541	$3,317	$363,209,586	65.42%

Wells Fargo Spectrum Moderate Growth Fund (the “Fund”) (formerly, Wells Fargo WealthBuilder Growth Balanced Fund)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated

Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets,

which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$55,222,585	$0	$0	$55,222,585
Investment companies	132,031,514	0	0	132,031,514
Short-term investments
Investment companies	2,652,302	0	0	2,652,302
Investments measured at net asset value*				363,209,586

	189,906,401	0	0	553,115,987
Futures contracts	2,070,283	0	0	2,070,283

Total assets	$191,976,684	$0	$0	$555,186,270

Liabilities
Futures contracts	$452,751	$0	$0	$452,751

Total liabilities	$452,751	$0	$0	$452,751

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $363,209,586. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation